Cash and Cash Equivalents and Short-term Investments - Short-term Investments (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cost basis	€ 679,884	€ 930,005
Unrealized Gains
Unrealized Losses
Recorded Basis	679,884	930,005
Treasury certificates at cost [Member]
Cash and Cash Equivalents [Line Items]
Cost basis	304,884	279,988
Unrealized Gains
Unrealized Losses
Recorded Basis	304,884	279,988
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cost basis	375,000	650,017
Unrealized Gains
Unrealized Losses
Recorded Basis	€ 375,000	€ 650,017